Property, plant and equipment, Changes in Net Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	€ 95.5	€ 108.4
Additions	31.8	18.6
Disposals through divestitures	(0.2)
Disposals - write-off	(0.6)	(2.1)
Depreciation expense for the year	(19.3)	(18.2)
Net foreign exchange differences	2.0	(5.1)
Other	5.4	(6.1)
Net book value, ending balance	114.6	95.5
Land and Buildings [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	46.3	58.3
Additions	1.9	0.7
Disposals through divestitures	(0.1)
Disposals - write-off	(0.3)	(2.1)
Depreciation expense for the year	(5.8)	(4.0)
Net foreign exchange differences	1.1	(2.9)
Other	(11.7)	(3.7)
Net book value, ending balance	31.4	46.3
IT Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	12.9	14.4
Additions	7.7	5.8
Disposals through divestitures	(0.1)
Disposals - write-off	0.0	(0.3)
Depreciation expense for the year	(6.2)	(7.1)
Net foreign exchange differences	0.0	(0.5)
Other	(2.7)	0.6
Net book value, ending balance	11.6	12.9
Machinery and Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	16.4	13.6
Additions	1.2	2.1
Disposals through divestitures	0.0
Disposals - write-off	(0.1)
Disposals - write-off		0.4
Depreciation expense for the year	(2.0)	(2.4)
Net foreign exchange differences	0.5	(1.1)
Other	(3.9)	3.8
Net book value, ending balance	12.1	16.4
Office Fixtures [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	7.0	11.9
Additions	5.5	1.8
Disposals through divestitures	0.0
Disposals - write-off	0.0	(0.1)
Depreciation expense for the year	(2.8)	(3.1)
Net foreign exchange differences	0.3	(0.3)
Other	3.8	(3.2)
Net book value, ending balance	13.8	7.0
Other [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	12.9	10.2
Additions	15.5	8.2
Disposals through divestitures	0.0
Disposals - write-off	(0.2)	0.0
Depreciation expense for the year	(2.5)	(1.6)
Net foreign exchange differences	0.1	(0.3)
Other	19.9	(3.6)
Net book value, ending balance	€ 45.7	€ 12.9